3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Stock Options	15,548	291,428
Warrants	250	19,865